Income Taxes (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Federal
State	27,446	34,317
Subtotal	27,446	34,317
Deferred
Federal	2,305,034	(1,208,287)
State	10,037	(6,820)
Subtotal	2,315,071	(1,215,107)
Total income tax expense (benefit)	$ 2,342,517	$ (1,180,790)